Financial Risk (Details 19) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks	$ 863,812	$ 1,178,170
Securities and other financial assets, net	398,068	88,794
Loans at amortized cost		5,892,997
Derivative financial instruments - assets	27,778	11,157
Liabilities
Deposits	(3,140,875)	(2,893,555)
Securities sold under repurchase agreements	(10,663)	(40,530)
Borrowings and debt, net	(1,985,070)	(3,138,310)	$ (3,518,446)	$ (2,211,567)
Derivative financial instruments - liabilities	(9,211)	(14,675)
Liquidity risk [member]
Assets
Cash and due from banks	863,812	1,178,170
Securities and other financial assets, net	398,068	88,794
Loans at amortized cost	4,896,647	5,823,333
Derivative financial instruments - assets	27,778	11,157
Total	6,186,305	7,101,454
Liabilities
Deposits	(3,140,875)	(2,893,555)
Securities sold under repurchase agreements	(10,663)	(40,530)
Borrowings and debt, net	(1,994,245)	(3,148,864)
Derivative financial instruments - liabilities	(9,211)	(14,675)
Total	(5,154,994)	(6,097,624)
Contingencies
Confirmed letters of credit	216,782	169,320
Stand-by letters of credit and guarantees	210,497	255,481
Credit commitments	137,619	68,571
Total	564,898	493,372
Net position	466,413	510,458
Up to 3 months | Liquidity risk [member]
Assets
Cash and due from banks	863,831	1,178,288
Securities and other financial assets, net	11,541	16,684
Loans at amortized cost	1,712,049	1,960,381
Derivative financial instruments - assets	0	0
Total	2,587,421	3,155,353
Liabilities
Deposits	(2,678,292)	(2,574,180)
Securities sold under repurchase agreements	0	(40,691)
Borrowings and debt, net	(166,034)	(1,407,612)
Derivative financial instruments - liabilities	(3,020)	(2,425)
Total	(2,847,346)	(4,024,908)
Contingencies
Confirmed letters of credit	167,301	84,235
Stand-by letters of credit and guarantees	35,041	35,906
Credit commitments	0	0
Total	202,342	120,141
Net position	(462,267)	(989,696)
3 to 6 months | Liquidity risk [member]
Assets
Cash and due from banks	0	0
Securities and other financial assets, net	20,961	6,457
Loans at amortized cost	998,923	967,594
Derivative financial instruments - assets	119	625
Total	1,020,003	974,676
Liabilities
Deposits	(166,832)	(198,786)
Securities sold under repurchase agreements	(5,784)	0
Borrowings and debt, net	(60,816)	(451,736)
Derivative financial instruments - liabilities	(1,081)	(775)
Total	(234,513)	(651,297)
Contingencies
Confirmed letters of credit	29,466	77,493
Stand-by letters of credit and guarantees	106,943	95,440
Credit commitments	0	0
Total	136,409	172,933
Net position	649,081	150,446
6 months to 1 year | Liquidity risk [member]
Assets
Cash and due from banks	0	0
Securities and other financial assets, net	60,311	7,293
Loans at amortized cost	1,255,069	1,207,469
Derivative financial instruments - assets	129	0
Total	1,315,509	1,214,762
Liabilities
Deposits	(293,306)	(122,680)
Securities sold under repurchase agreements	(4,977)	0
Borrowings and debt, net	(456,932)	(230,776)
Derivative financial instruments - liabilities	(71)	(1,711)
Total	(755,286)	(355,167)
Contingencies
Confirmed letters of credit	20,015	7,592
Stand-by letters of credit and guarantees	55,963	114,078
Credit commitments	4,286	0
Total	80,264	121,670
Net position	479,959	737,925
After 1 year but within 5 years | Liquidity risk [member]
Assets
Cash and due from banks	0	0
Securities and other financial assets, net	312,027	54,544
Loans at amortized cost	293,489	1,822,519
Derivative financial instruments - assets	26,691	10,532
Total	632,207	1,887,595
Liabilities
Deposits	(6,638)	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net	(1,425,806)	(1,147,699)
Derivative financial instruments - liabilities	(5,039)	(12,014)
Total	(1,437,483)	(1,159,713)
Contingencies
Confirmed letters of credit	0	0
Stand-by letters of credit and guarantees	12,550	10,057
Credit commitments	133,333	68,571
Total	145,883	78,628
Net position	(951,159)	649,254
More than 5 years | Liquidity risk [member]
Assets
Cash and due from banks	0	0
Securities and other financial assets, net	0	6,492
Loans at amortized cost	1,156,625	150,742
Derivative financial instruments - assets	839	0
Total	1,157,464	157,234
Liabilities
Deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net	(24,922)	(13,422)
Total	(24,922)	(13,422)
Contingencies
Confirmed letters of credit	0	0
Stand-by letters of credit and guarantees	0	0
Credit commitments	0	0
Total		0
Net position	1,132,542	143,812
Gross Inflow (Outflow) | Liquidity risk [member]
Assets
Cash and due from banks	863,831	1,178,288
Securities and other financial assets, net	404,840	91,470
Loans at amortized cost	5,416,155	6,108,705
Derivative financial instruments - assets	27,778	11,157
Total	6,712,604	7,389,620
Liabilities
Deposits	(3,145,068)	(2,895,646)
Securities sold under repurchase agreements	(10,761)	(40,691)
Borrowings and debt, net	(2,134,510)	(3,251,245)
Derivative financial instruments - liabilities	(9,211)	(16,925)
Total	(5,299,550)	(6,204,507)
Contingencies
Confirmed letters of credit	216,782	169,320
Stand-by letters of credit and guarantees	210,497	255,481
Credit commitments	137,619	68,571
Total	564,898	493,372
Net position	$ 848,156	$ 691,741